Performance Management - ONEFUND S&P 500®	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index. The Fund’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at https://onefund.io/fund/ or by calling 1-844-464-6339.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below provide an indication of the risks of investing in the Fund by showing the annual total returns, highest and lowest quarterly returns and the average annual total returns (before and after taxes) in comparison to the performance of a broad-based securities index.
Bar Chart [Heading]	Calendar Year Return – No Load Class Shares as of December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period shown on the bar chart, the Fund’s highest total return for a quarter was 21.55% (quarter ended June 30, 2020) and the lowest total return for a quarter was -26.49% (quarter ended March 31, 2020). As of June 30, 2025, the calendar year-to-date return was 6.03%.

Year to Date Return, Label [Optional Text]	the calendar year-to-date return
Bar Chart, Year to Date Return	6.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the Fund’s highest total return for a quarter
Highest Quarterly Return	21.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest total return for a quarter
Lowest Quarterly Return	(26.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2024)	One Year	Five Years	Life of Fund(1)
Return Before Taxes	24.73%	12.10%	11.03%
Return After Taxes on Distributions	24.12%	11.52%	10.30%
Return After Taxes on Distributions and Sale of Fund Shares	15.01%	9.53%	8.81%
Index - S&P 500® (reflects no deduction for fees, expenses, or taxes)*	25.02%	14.53%	13.35%

(1)	The Fund’s commencement of operations was May 1, 2015.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

The S&P 500® Index is maintained in accordance with the index methodology of the S&P 500. It measures the performance of 500 companies, all of which are listed on national stock exchanges and include companies from 11 different industry sectors. A direct investment in an index is not possible.

Performance Availability Website Address [Text]	https://onefund.io/fund/
Performance Availability Phone [Text]	1-844-464-6339